INCOME TAXES - Reconciliation of income tax expenses at statutory tax rate to income tax expense recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of income tax expense at statutory tax
loss before income tax expenses	¥ (201,568)	$ (31,628)	¥ (1,691,563)	¥ (2,220,324)
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Income tax expense at statutory tax rate	¥ (50,392)		¥ (422,891)	¥ (555,081)
Nondeductible expenses	700		278,303	15,362
Change in valuation allowance	60,421		504,360	43,350
Effect of tax holiday and preferential tax rate	6,522		104,218	221,590
Share-based compensation expenses	13,085		72,657	88,288
Effect of different tax rates of subsidiaries operating in other jurisdictions	(3,601)		1,675	11,894
Total	26,735	$ 4,195	538,322	(174,597)
Non-deductible expenses
Other nondeductible expenses	700		278,303	15,362
Total	¥ 700		¥ 278,303	¥ 15,362